Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Sale-leaseback contractual terms (in years)			10
Rental expenses for operating leases	¥ 18,074	¥ 18,172	¥ 18,255
Minimum [Member]
Capital Leased Assets [Line Items]
Capital lease contractual terms range (in years)			3 years
Maximum [Member]
Capital Leased Assets [Line Items]
Capital lease contractual terms range (in years)			10 years
Buildings and structures [Member]
Capital Leased Assets [Line Items]
Asset sold and leased back			759
Tools, furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Asset sold and leased back			¥ 788